SEGMENT REPORTING (Details) - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Segment Reporting Information [Line Items]
Consolidated assets	$ 22,605,310	$ 20,745,811
Consolidated revenues	2,661,966	2,706,399
Consolidated cost of sales	948,154	956,295
Income from operations from subsidiaries	218,992	757,548
Income (Loss) before taxes	(171,792)	29,499
Healthcare Segment [Member]
Segment Reporting Information [Line Items]
Consolidated assets	20,227,446	18,955,991
Consolidated revenues	2,661,966	2,706,399
Consolidated cost of sales	948,154	956,295
Income from operations from subsidiaries	1,151,284	1,278,239
Income (Loss) before taxes	1,151,284	817,098
Real Estates [Member]
Segment Reporting Information [Line Items]
Consolidated assets	586,582	587,456
Consolidated revenues	0	0
Consolidated cost of sales	0	0
Income from operations from subsidiaries	(874)	(97)
Income (Loss) before taxes	(874)	(97)
Others [Member]
Segment Reporting Information [Line Items]
Consolidated assets	1,791,282	1,202,364
Subsidiary [Member]
Segment Reporting Information [Line Items]
Income from operations from subsidiaries	1,150,410	1,278,142
Cardiff Lexington [Member]
Segment Reporting Information [Line Items]
Income from operations from subsidiaries	(931,418)	(520,594)
Corporate Segment [Member]
Segment Reporting Information [Line Items]
Income (Loss) before taxes	$ (1,322,202)	$ (787,502)